10-Q Notes payable - Narrative - Needham Bank (Details) - Line of credit $ in Thousands	Oct. 10, 2025 USD ($)	Mar. 31, 2026 USD ($)	Feb. 18, 2026	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Nov. 06, 2024 USD ($)
Notes payable
Original facility size		$ 1,170,380		$ 787,046
Amended Needham LOC
Notes payable
Original facility size		$ 100,000		$ 100,000
Stated interest rate	7.99%	8.99%	8.99%	7.99%
Amended Needham LOC | Revolving credit facility
Notes payable
Original facility size	$ 100,000				$ 100,000	$ 40,000	$ 40,000
Additional borrowing capacity							$ 20,000
Remaining borrowing capacity	$ 98,300
Debt service coverage ratio	1.5
Loan-to-value ratio threshold	80.00%